Employee Benefit Plans (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in accumulated other comprehensive loss	$ 1.6		$ 2.2	$ 2.8
Estimated future benefit payments	5.1
Benefits expense	0.6	$ 1.0	3.7	3.1	$ 1.7
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Business expense	0.3	$ 0.3	1.2	1.2	$ 1.1
Unfunded benefit plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	11.4		12.3	11.9
Unfunded benefit plan | Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 0.6		$ 0.7	$ 0.7